Earnouts	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Earnouts [Abstract]
Earnouts

12. Earnouts

At the closing of the Business Combination, the Company issued 1,937,500 Earnout Shares in the form of Class A Common Stock and 75,562,500 Earnout Shares in the form of Class B Common Stock. The Earnout Shares were placed into an escrow account for the benefit of certain holders pursuant to the Merger Agreement.

Earnout Shares were deposited into escrow at Closing to be earned, released, and delivered upon satisfaction of certain milestones related to the earnings before interest, taxes, depreciation and amortization (“EBITDA”) and the gross revenue of the Company during periods between July 1, 2023 and December 31, 2024, and the volume weighted average closing sale price of the Company’s shares of Class A Common Stock during the five-year period beginning on the one-year anniversary of the Acquisition Merger and ending on the six-year anniversary of the Acquisition Merger. During the three and nine months ended September 30, 2024, 225,000 Class A shares were earned and released. During the three and nine months ended September 30, 2024, 8,775,000 Class B shares were earned and released. 312,500 Earnout Shares in the form of Class A Common Stock were forfeited and 12,187,500 Earnout Shares in the form of Class B Common Stock were forfeited.

Prior to September 30, 2024, the Earnout Shares were classified as a liability and measured at fair value, with changes in fair value included in the unaudited condensed consolidated statements of operations and comprehensive income (loss). On September 30, 2024, earnout participants agreed to forfeit all remaining earnout shares held in escrow, which were to be released and earned based on meeting EBITDA and revenue targets. An aggregate of 437,500 shares of Class A common stock and 17,062,500 shares of Class B common stock and an equal number of Falcon’s Opco units were forfeited in connection with the earnout shares forfeiture.

The forfeiture is treated as a modification of the original earnout agreement. The remaining earnout shares which are to be released and earned based on the Company’s stock price meet the requirements for equity classification after the modification. The Company adjusted the fair value of the earnout shares a final time on September 30, 2024, immediately prior to the modification. The total adjusted liability balance, including the amount associated with the forfeited earnout shares, was reclassified into equity as of September 30, 2024.

Prior to reclassification into equity, the fair value of the earnout liability was $250.1 million and $488.6 million as of September 30, 2024, and December 31, 2023, respectively. For the three and nine months ended September 30, 2024, the Company recognized $(40.6) million and $(172.3) million of gain related to the change in fair value of earnout liabilities included in the unaudited condensed consolidated statement of operations and comprehensive income (loss). After the reclassification to equity, the earnout shares will not require subsequent fair value measurement. See Note 16 — Fair value measurement for the activity related to the earnout liability during the nine months ended September 30, 2024.

20.    Earnouts

At the closing of the Business Combination, the Company issued 1,937,500 Earnout Shares in the form of Class A Common Stock and 75,562,500 Earnout Shares in the form of Class B Common Stock. The Earnout Shares were placed into an escrow account for the benefit of certain holders pursuant to the Merger Agreement.

Earnout Shares were deposited into escrow at the Closing and will be earned, released and delivered upon satisfaction of certain milestones related to the Earnings Before Interest, Taxes, Depreciation and Amortization (“EBITDA”) of the Company and the gross revenue of the Company during periods between July 1, 2023 and December 31, 2024 and the volume weighted average closing sale price of the Company’s shares of Class A Common Stock during the five-year period beginning on the one-year anniversary of the Acquisition Merger and ending on the six-year anniversary of the Acquisition Merger.

The Earnout Shares are classified as a liability and measured at fair value, with changes in fair value included in the consolidated statements of operations and comprehensive loss.

As of December 31, 2023, the fair value of the earnout liability was $488.6 million. For the year ended December 31, 2023, the Company recognized $345.4 million of losses related to the change in fair value of earnout liabilities included in Change in fair value of earnout liabilities in the consolidated statements of operations and comprehensive loss. See Note 17 — Fair value measurement.